Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 817,719	$ 128,318	¥ 1,061,962
Restricted cash	667,664	104,771	261,387
Short-term Investments	1,969,362	309,036	1,193,160
Accounts receivable	643,843	101,033	539,791
Current contract assets	563,611	88,443	824,544
Amount due from related parties	1,049	165	813
Prepaid expense and other assets	369,794	58,027	651,080
Total current assets	5,033,042	789,793	4,532,737
Non-current assets
Non-current contract assets	29,889	4,690	24,006
Property, equipment and software, net	44,762	7,024	28,724
Intangible assets, net	56,753	8,906	53,034
Long-term investments	11,812	1,854	2,741
Right of use assets, net	59,081	9,271	60,694
Deferred tax assets	11,840	1,858
Goodwill	3,420	537	3,119
Total non-current assets	217,557	34,140	172,318
Total assets	5,250,599	823,933	4,705,055
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2020 and 2021, respectively)	20,449	3,209	9,789
Insurance premium payables (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 607,326 and RMB 685,028 as of December 31, 2020 and 2021, respectively)	685,028	107,496	607,326
Deferred revenue (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 22,017 and RMB 803 as of December 31, 2020 and 2021, respectively)	803	126	22,017
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 447,211 and RMB 413,438 as of December 31, 2020 and 2021, respectively)	498,752	78,265	595,606
Current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 10,594 and RMB 16,452 as of December 31, 2020 and 2021, respectively)	44,113	6,922	36,551
Total current liabilities	1,249,145	196,018	1,271,289
Non-current liabilities
Non-current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 8,181 and RMB 12,921 as of December 31, 2020 and 2021, respectively)	14,477	2,272	27,709
Deferred tax liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 225,320 and RMB 13,126 as of December 31, 2020 and 2021, respectively)	13,551	2,126	225,745
Total non-current liabilities	28,028	4,398	253,454
Total liabilities	1,277,173	200,416	1,524,743
Mezzanine equity
Total mezzanine equity	0	0	4,837,336
Shareholders' (deficit)/equity
Common stock value	134	21	41
Additional paid-in capital	7,329,420	1,150,146
Accumulated other comprehensive income/(loss)	(21,492)	(3,373)	14,956
Accumulated deficit	(3,334,636)	(523,277)	(1,672,021)
Total shareholders' (deficit)/equity	3,973,426	623,517	(1,657,024)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	5,250,599	823,933	4,705,055
Series Pre-A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	56,185
Series A convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	129,323
Series A+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	77,520
Series B convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	497,106
Series C convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	1,222,224
Series C+ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	490,571
Series C++ convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	0	0	388,925
Series D convertible redeemable preferred shares [Member]
Mezzanine equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	¥ 0	$ 0	¥ 1,975,482